Derivatives and Hedging - Balances and Locations of Derivative Instruments (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Derivative [Line Items]
Balance			$ 1,945,387	$ 1,466,803
Designated as Hedging Instrument | Other Current Liabilities | Cash Flow Hedges | Interest Rate Swap
Derivative [Line Items]
Notional			800,000	500,000
Balance			24,792	6,345
Designated as Hedging Instrument | Prepaid Expenses and Other Current Assets | Net Investment Hedges | Cross-currency swap
Derivative [Line Items]
Notional			0	500,000
Balance			0	6,006
Designated as Hedging Instrument | Prepaid Expenses and Other Current Assets | Net Investment Hedges | Forward contracts
Derivative [Line Items]
Notional			925,810	0
Balance			39,965	0
Designated as Hedging Instrument | Long-term Debt | Net Investment Hedges | Foreign currency debt
Derivative [Line Items]
Notional | €	€ 700,000	€ 700,000
Balance			$ 784,000	$ 801,010